SCHEDULE OF SHORT TERM DEBT OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Other short-term borrowings from working capital facilities	$ 49,001	$ 91,747
Less: unamortized debt issuance costs	(112)	(1,862)
Short-term debt, excluding current installments of long-term debt	$ 48,889	$ 89,885